Discontinued Operation	12 Months Ended
Jun. 30, 2026
Discontinued Operation [Abstract]
Discontinued operation
4.	Discontinued operation

As described in Note 1(a), on September 30, 2025, the Group disposed the Divested Business for an aggregate cash consideration of approximately equivalent to RMB180 million (the “Disposal”).

The Disposal was accounted for as discontinued operation in accordance with ASC 205-20 since it represents a strategic shift that has a major effect on the Group’s operations and financial results. On September 30, 2025, the Group lost its control over the Divested Business and accordingly, the Company deconsolidated the Divested Business from its consolidated financial statements on September 30, 2025. Accordingly, the historical financial results of the Divested Business are reflected in the Group’s consolidated statements of operations and comprehensive income as discontinued operation for all periods presented, and the related assets and liabilities associated with discontinued operation in the prior year consolidated balance sheets are classified as assets/liabilities held for sale to provide the comparable financial information.

The assets and liabilities included in the captions “Current assets held for sale”, “Non-current assets held for sale”, “Current liabilities held for sale” and “Non-current liabilities held for sale” in the consolidated balance sheets as of June 30, 2025 consist of the following:

As of June 30, 2025
RMB

ASSETS
Current assets:
Cash and cash equivalents	357,216
Restricted cash	308
Short-term investments	49,707
Accounts receivable, net	16,388
Inventories, net	5,232
Prepayments and other current assets	129,465
Total current assets	558,316

Non-current assets:
Property and equipment, net	1,357
Long-term investments	30,812
Operating lease right-of-use assets	7,394
Other non-current assets	3,501
Total non-current assets	43,064

LIABILITIES
Current liabilities:
Accounts payable	34,373
Accrued expenses and other current liabilities	85,638
Income tax payable	22,000
Contract liabilities, current portion	236,425
Advance from customers	113,134
Operating lease liabilities, current	6,946
Total current liabilities	498,516

Non-current liabilities:
Contract liabilities, non-current portion	35,485
Operating lease liabilities, non-current	2,399
Deferred tax liabilities	28
Total non-current liabilities	37,912

The Divested Business’ results of operations for the years ended June 30, 2024 and 2025, and for the period from July 1, 2025 to September 30, 2025, the date immediately preceding the deconsolidation of the Divested Business shown in the table below, are included in the consolidated statements of operations and comprehensive income under the caption “Net income from discontinued operation, net of income tax”, for those respective periods, after intercompany eliminations, as applicable.

	For the years ended June 30,		For the period from July 1, 2025 to September 30,
	2024	2025	2025
	RMB	RMB	RMB

Revenues	3,795,331	2,659,811	403,422
Cost of revenues	(550,310)	(460,763)	(77,452)
Gross profit	3,245,021	2,199,048	325,970
Operating expenses:
Sales and marketing expenses	(2,586,977)	(1,592,153)	(182,302)
Research and development expenses	(144,868)	(89,515)	(4,376)
General and administrative expenses	(125,765)	(95,499)	(5,922)
Impairment loss on long-lived assets	(2,652)	-	-
Impairment loss on goodwill	(7,389)	-	-
Total operating expenses	(2,867,651)	(1,777,167)	(192,600)
Income from operations	377,370	421,881	133,370
Other income:
Interest income	10,520	4,203	77
Remeasurement gain of previously held equity interests in connection with step acquisition	-	8,109	-
Others, net	28,965	53,750	3,562
Pretax income from discontinued operation related to major classes of pretax profit	416,855	487,943	137,009
Pretax gain on disposal of discontinued operation*	-	-	284,737
Total pretax gain on discontinued operation	416,855	487,943	421,746
Income tax expense	(31,328)	(109,569)	(103,295)
Net income from discontinued operation, net of tax	385,527	378,374	318,451

*	In connection with the Disposal, the Group decided to retain 898,846 unvested share options granted to its former employees who continued to work for the Divested Business. Management ceased to account for these share options in accordance with ASC 718 as the grantees no longer meet the definition of “employees”. Instead, these options are considered as the Group’s own financial instruments issued to the Buyer, and the fair value of such financial instruments are immediately recognized to reduce the disposal gain by RMB17,461, with a corresponding credit to additional paid-in capital.

The following table set forth the condensed cash flows of the Divested Business were as follows for the years ended June 30, 2024 and 2025 and for the period from July 1, 2025 to September 30, 2025, the date immediately preceding deconsolidation of the Divested Business, which are included in the consolidated statements of cash flows of the Group as cash flow from discontinued operation:

	For the years ended June 30,		For the period from July 1, 2025 to September 30,
	2024	2025	2025
	RMB	RMB	RMB

Net cash provided by discontinued operating activities	282,720	442,748	83,706
Net cash (used in)/provided by discontinued investing activities	(132,784)	80,465	(64,183)
Net cash used in discontinued financing activities	(130,192)	(80,053)	-